Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2013
Long-term Investments [Abstract]
Long-term Investments

	December 31,
	2012	2013

Cost method investments:
An internet service company, Investee D (i)	$-	$15,000
Others	13,989	33,306
Less: impairment loss on long-term investments (iii)	(1,427)	(2,294)

Cost method investments, net	$12,562	$46,012

Equity method investments:
An internet security company, Investee E (ii)	$1,761	$24,099
Others	14,777	19,264
Less: impairment loss on long-term investments (iv)	(1,541)	(5,082)

Equity method investments, net	14,997	38,281

Total	$27,559	$84,293

(i)	In December 2013, the Group invested in Investee D to purchase 4.13% of its ordinary shares for purchase prices of $15,000. The Group used the cost method of accounting to record these investments since the Group does not have the ability to exercise significant influence over the operating and financing activities. The management of the Group determined that there was no impairment on such investments during the year ended December 31, 2013.

(ii)	In November 2011, the Group entered into a nonmonetary transaction with Investee E. The Group provides the license for using the Group's certain technology licenses to Investee E in exchange for its 30% equity interest in the form of preferred shares. The Group also needs to provide continuous technical support to the investee for ten years. Because the fair value of the licenses is more readily determinable, the Group recorded the transaction based on the fair value of the license which was valued with the assistance of a third-party valuation firm. The fair value was determined as $3,000. The transaction was accounted for as an equity method investment since the Group has the ability to exercise significant influence over the operating and financing activities of Investee E. The partial gain of the nonmonetary transaction was recorded as deferred revenue and is amortized ratably over the ten year contract period. In June 2012, the Group made an additional investment in Investee E for an aggregate price of $2,140 in cash to avoid diluting in its series B financing. In December 2013, the Group made another additional investment in Investee E for an aggregate price of $25,000 in cash in its series C financing. As of December 31, 2013, the Group held 40.8% equity interest in Investee E. The Group recognized $142, $2,337 and $2,661 share of loss in 2011, 2012 and 2013, respectively. The management of the Group determined that there was no impairment on such investment during the years ended December 31, 2011, 2012 and 2013.

(iii)	The Group reviews its cost method investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its cost method investments. An impairment charge is recorded if the cost of an investment exceeds its fair value and such excess is determined to be other-than-temporary. The Group estimated the fair value of these investee companies based on discounted cash flow approach. Factors the Group considers in making such a determination include general market conditions, the duration and the extent to which the fair value of an investment is less than its cost, and the Group's intent and ability to hold such investment. As a result of the assessment process for its cost method investments, the Group recognized impairment charge of $666, $761 and $867 million in 2011, 2012 and 2013, respectively for certain cost method investments as their financial positions and performance of these investee companies are deteriorating and the Group does not expect them to generate any positive future cash flows. Accordingly, the Group estimated the fair values of these investee companies would be minimal.

(iv)	An impairment charge is recorded if the carrying amount of the equity method investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group estimated the fair value of these investee companies based on discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital. Certain of the equity method investments experience a deteriorating financial position and performance and the Group does not expect them to generate any positive future cash flows. Accordingly, the Group accrued an impairment charge of $236, $1,541 and $4,137 in 2011, 2012 and 2013 on these equity method investments based on their fair value which would be minimal.